Residual Contracts Disclosure: Schedule of Acquired Finite-Lived Intangible Assets (Tables)	3 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Acquired Finite-Lived Intangible Assets
	SEPTEMBER 30,	DECEMBER 31,
	2014	2013

Residual contracts	$589,294	$589,294
Less: accumulated amortization	(110,493)	-
Total residual contracts, net	$478,801	$589,294